Basis of Preparation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Basis of Preparation [Abstract]
Accumulated losses	$ (35,589,078)	$ (8,875,785)
Cash and cash equivalents	$ 14,670,545